Commitments and Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Royalties to be paid percentage	100.00%	100.00%
Received amount		$ 14,300
LIBOR		15,500
Repaid		10,000
Payments of due amount		221
Liability to pay royalties		900	$ 818
Company receivables	$ 14,300
Interest receivables	15,668
Repaid amount	10,275
Due amount	73	221
Liability to pay royalties	$ 924	$ 900